Income Taxes (Components of Income Tax Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Federal, current	$ 871,000,000	$ 927,000,000	$ 1,084,000,000
State, current	71,000,000	33,000,000	68,000,000
Total current	942,000,000	960,000,000	1,152,000,000
Federal, deferred	301,000,000	320,000,000	220,000,000
State, deferred	25,000,000	84,000,000	35,000,000
Total deferred	326,000,000	404,000,000	255,000,000
Income Tax Expense (Benefit), Total	$ 1,268,000,000	$ 1,364,000,000	$ 1,407,000,000